UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a reinstatement.
							[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:	Georgia Bennicas DBA Bennicas and Associates
Address:	2995 Woodside Road
		Suite 250
		Woodside, CA  94062
13F File Number:	28-6984

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:	Georgia Bennicas DBA Bennicas and Associates
Title:	Principal
Phone:	650-851-4601
Signature, Place, and Date of Signing:
	Georgia Bennicas	Woodside, California	July 20, 2011

Report Type (Check only one.):
[ X ]	13F HOLDINGS REPORT.
[   ]	13F NOTICE.
[   ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	n/a

I am signing this report as required by the Securities Exchange Act of 1934.

					FORM 13F SUMMARY PAGE

REPORT SUMMARY:
Number of Other Included Managers:			0
Form 13F Information Table Entry Total:		84
Form 13F Information Table Value Total:		$166,728




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ARM Holdings plc               COM              042068106      227     8000 SH       Sole                     8000
AT&T Corp. (New)               COM              00206R102     2362    75183 SH       Sole                    74599               584
Abbott Laboratories            COM              002824100     1550    29460 SH       Sole                    29460
Annaly Mortgage Management, In COM              035710409     1779    98600 SH       Sole                    98600
Apple Computer                 COM              037833100      292      870 SH       Sole                      870
BRE Properties                 COM              05564E106     2607    52272 SH       Sole                    51672               600
Berkshire Hathaway Class B (ne COM              084670702      236     3052 SH       Sole                     3052
Bristol-Myers Squibb           COM              110122108     2067    71367 SH       Sole                    70667               700
Bunge Ltd.                     COM              G16962105     1981    28734 SH       Sole                    28734
CSX Corp.                      COM              126408103      315    12000 SH       Sole                    12000
Canadian Imperial Bank of Comm COM              136069101      809    10250 SH       Sole                    10250
Chesapeake Energy Corp.        COM              165167107     1905    64175 SH       Sole                    63175              1000
Chevron Corporation (fmly. Che COM              166764100     4580    44537 SH       Sole                    44237               300
Clorox Co.                     COM              189054109     3732    55340 SH       Sole                    55340
ConocoPhillips                 COM              20825C104     2178    28970 SH       Sole                    28970
Consolidated Edison, Inc.      COM              209115104      224     4200 SH       Sole                     4200
Copart Inc.                    COM              217204106     1556    33400 SH       Sole                    33400
Cypress Semiconductor          COM              232806109      314    14850 SH       Sole                    14850
DNP Select Income Fund (fmly.  COM              23325p104     1140   114044 SH       Sole                   114044
Du Pont                        COM              263534109     2791    51630 SH       Sole                    51630
Duke Energy                    COM              264399106      309    16400 SH       Sole                    16400
Duke-Weeks Realty Corp.        COM              264411505      221    15800 SH       Sole                    15000               800
Edison International (formerly COM              281020107      229     5910 SH       Sole                     5910
Elements Rogers International  COM              870297801      631    68700 SH       Sole                    68700
ExxonMobil                     COM              30231g102      651     8000 SH       Sole                     8000
Frontier Communications        COM              35906a108     1079   133721 SH       Sole                   133721
General Electric               COM              369604103      737    39100 SH       Sole                    39100
GlaxoSmithKline plc            COM              37733W105     1869    43575 SH       Sole                    43075               500
GreenHaven Continuous Commodit COM              395258106     1524    45500 SH       Sole                    45000               500
HCP, Inc.                      COM              40414L109     1504    41000 SH       Sole                    41000
Hawaiian Electric              COM              419870100     2315    96200 SH       Sole                    96200
Heinz (H.J.)                   COM              423074103     2158    40500 SH       Sole                    40200               300
Intel Corp.                    COM              458140100     3084   139157 SH       Sole                   139157
International Business Machine COM              459200101     1621     9449 SH       Sole                     9449
Johnson & Johnson              COM              478160104     1996    30000 SH       Sole                    30000
Kimberly-Clark                 COM              494368103     1744    26200 SH       Sole                    26200
Leggett & Platt, Inc.          COM              524660107      758    31100 SH       Sole                    31100
Lilly, Eli                     COM              532457108     1518    40460 SH       Sole                    40460
Merck & Co.                    COM              589331107     3905   110650 SH       Sole                   109650              1000
Microchip Technology, Inc.     COM              595017104     2712    71550 SH       Sole                    71550
Microsoft                      COM              594918104     2061    79265 SH       Sole                    78465               800
Oracle Corp.                   COM              68389X105     1340    40726 SH       Sole                    40726
PG&E Corporation               COM              69331C108      876    20842 SH       Sole                    20842
PPG Industries                 COM              693506107      336     3700 SH       Sole                     3700
Pepco Holdings, Inc.           COM              737679100     1268    64600 SH       Sole                    64600
Pepsico Inc.                   COM              713448108     1806    25643 SH       Sole                    25343               300
Pfizer Inc.                    COM              717081103     1138    55261 SH       Sole                    55261
Pitney Bowes, Inc.             COM              724479100      283    12300 SH       Sole                    12300
Plum Creek Timber Company, Inc COM              729251108     2095    51667 SH       Sole                    51167               500
Procter & Gamble               COM              742718109    13710   215669 SH       Sole                   215369               300
Rayonier Inc.                  COM              754907103     1688    25825 SH       Sole                    25525               300
Realty Income Corp.            COM              756109104      315     9400 SH       Sole                     9400
Safeguard Scientifics          COM              786449108      375    19848 SH       Sole                    19848
Sanofi-Aventis SA              COM              80105N105     1725    42934 SH       Sole                    42934
Southern Company               COM              842587107     2275    56350 SH       Sole                    56350
Statoil ASA                    COM              85771p102     1426    56023 SH       Sole                    56023
TransCanada PL                 COM              89353D107     3112    70984 SH       Sole                    70684               300
Unilever PLC                   COM              904767704     1895    58510 SH       Sole                    58510
Union Pacific Corp.            COM              907818108      336     3220 SH       Sole                     3220
United States Commodity Index  COM              911717106     3555    55800 SH       Sole                    55800
United Technologies            COM              913017109     1910    21576 SH       Sole                    21576
Verizon Corporation            COM              92343V104     1380    37072 SH       Sole                    37072
ASA (Bermuda) Limited          COM              G3156P103     4998   174800 SH       Sole                   173300              1500
AngloGold Ashanti Ltd.         COM              035128206     2056    48850 SH       Sole                    48850
BHP Billiton Ltd.              COM              088606108      691     7300 SH       Sole                     7300
Barrick Gold Corporation       COM              067901108     2108    46550 SH       Sole                    46550
Central Fund of Canada Ltd.    COM              153501101     6981   342700 SH       Sole                   342700
Freeport McMoRan Copper & Gold COM              35671D857     1776    33568 SH       Sole                    33568
Goldcorp, Inc.                 COM              380956409     7745   160443 SH       Sole                   158943              1500
Hecla Mining                   COM              422704106      995   129450 SH       Sole                   129450
IAMGOLD Corporation            COM              450913108     1989   106000 SH       Sole                   106000
Kinross Gold Corporation       COM              496902404     1326    83950 SH       Sole                    83950
Newmont Mining                 COM              651639106     6763   125318 SH       Sole                   124318              1000
Pan American Silver Corp.      COM              697900108     3506   113500 SH       Sole                   113500
Silver Wheaton Corp.           COM              828336107     4005   121350 SH       Sole                   121350
Sprott Physical Gold Trust ETF COM              85207H104     3385   259350 SH       Sole                   258850               500
Sprott Physical Silver Trust E COM              852075107      435    27500 SH       Sole                    27500
Yamana Gold, Inc.              COM              98462Y100     3306   284300 SH       Sole                   284300
iShares Comex Gold Trust       COM              464285105      190    13000 SH       Sole                    13000
Gabelli Global Gold 6.625% Pfd PFD              36244N208     1752    67350 SH       Sole                    67350
Aberdeen Asia-Pacific Income F COM              003009107     2793   381060 SH       Sole                   377560              3500
Pimco 1-5 Year U.S. TIPS Index COM              72201R205      400     7500 SH       Sole                     7200               300
Pimco Enhanced Short Maturity  COM              72201R833     1051    10400 SH       Sole                    10400
Templeton Global Income Fund   COM              880198106      360    32700 SH       Sole                    30700              2000